Stockholders' Deficit - Schedule of Option Exercise Price Range (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Number of Shares Options Outstanding	59,644	59,644	1,144
Weighted Average Remaining Contractual Life, Options	8 years 8 months 19 days
Weighted Average Exercise Price, Options	$ 76.37	$ 76.37	$ 3,750
Aggregate Intrinsic Value, Options
Number of Shares Options Exercisable	20,644
Weighted Average Exercise Price, Options exercisable	$ 212.09
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range One [Member]
Range of Exercise Price, Minimum	$ 4.25
Range of Exercise Price, Maximum	$ 4.68
Number of Shares Options Outstanding	58,500
Weighted Average Remaining Contractual Life, Options	8 years 10 months 17 days
Weighted Average Exercise Price, Options	$ 4.53
Aggregate Intrinsic Value, Options
Number of Shares Options Exercisable	19,500
Weighted Average Exercise Price, Options exercisable	$ 4.50
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Two [Member]
Range of Exercise Price, Minimum	$ 3,750.00
Number of Shares Options Outstanding	1,144
Weighted Average Remaining Contractual Life, Options	9 months 14 days
Weighted Average Exercise Price, Options	$ 3,750.00
Aggregate Intrinsic Value, Options
Number of Shares Options Exercisable	1,144
Weighted Average Exercise Price, Options exercisable	$ 3,750.00
Aggregate Intrinsic Value, Options Exercisable